Stockholders' Equity - Activity Plan 2005 Management Stock Option Plan (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Options Outstanding
Options Granted	720,300	280,450	1,121,700
Balance, ending	2,738,250
Weighted Average Price
Options Granted	$ 3.21	$ 1.21	$ 0.54
Balance, ending	$ 1.98
2005 Management Stock Option Plan [Member]
Shares Available for Grant
Balance, beginning	119,250	234,250	324,250
Shares Authorized for Issuance	500,000
Options Granted	(340,000)	(115,000)	(120,000)
Options Exercised
Options Forfeited / Expired	18,750		30,000
Balance, ending	298,000	119,250	234,250
Options Outstanding
Balance, beginning	584,400	1,224,400	1,134,400
Shares Authorized for Issuance
Options Granted	340,000	115,000	120,000
Options Exercised	(40,650)
Options Forfeited / Expired	(18,750)	(755,000)	(30,000)
Balance, ending	865,000	584,400	1,224,400
Weighted Average Price
Balance, beginning	$ 0.93	$ 0.78	$ 0.77
Shares Authorized for Issuance
Options Granted	$ 4.56	$ 1.97	$ 0.82
Options Exercised	$ 0.69
Options Forfeited / Expired	$ 2.90		$ 0.64
Balance, ending	$ 2.33	$ 0.93	$ 0.78